1095 Avenue of the Americas
New York, NY 10036-6797
+1 212 698 3500 Main
+1 212 698 3599 Fax
www.dechert.com

June 2, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Institutional Fund, Inc.

Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of Morgan Stanley Institutional Fund, Inc., a Maryland corporation (the “Registrant”), and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), transmitted herewith for filing with the Securities and Exchange Commission under the 1933 Act is the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to a proposed Agreement and Plan of Reorganization, pursuant to which substantially all of the assets and liabilities of the Emerging Markets Small Cap Portfolio, a series of the Registrant, will be transferred to the Frontier Markets Portfolio, to be renamed the Next Gen Emerging Markets Portfolio, a series of the Registrant (“MSIF Next Gen Emerging Markets”), in exchange for shares of common stock of MSIF Next Gen Emerging Markets.

Pursuant to Rule 488, the Registration Statement designates an effective date of July 2, 2021.  No fees are required in connection with this filing.  Should you have any questions regarding the Registration Statement on Form N-14 or the foregoing matters, please do not hesitate to contact me at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai